Income tax - Summary of analysis of other comprehensive income by item (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign exchange variation of investees located abroad
Before tax	R$ (41,160)	R$ (19,645)	R$ 20,977
(Charge) / Credit	0	0	0
Foreign exchange variation of investees located abroad	(41,160)	(19,645)	20,977
Gains (losses) on net investment hedge
Before tax	41,477	26,154	(29,701)
(Charge) / Credit	(6,874)	(8,902)	10,942
Gains (losses) on net investment hedge	34,603	17,252	(18,758)
Changes in the fair value of financial assets at fair value
Before tax	905,670	356,078	(914,914)
(Charge) / Credit	(349,289)	(137,972)	365,897
Changes in the fair value of financial assets at fair value through other comprehensive income	556,381	218,106	(549,017)
Balance
Before tax	905,987	362,587	(923,637)
Tax relating to components of other comprehensive income	(356,163)	(146,874)	376,839
Other comprehensive income (loss) for the period, net of tax	R$ 549,824	R$ 215,713	R$ (546,798)